CONTINGENCIES, COMMITMENTS AND RESTRICTIONS ON THE DISTRIBUTION OF PROFITS	12 Months Ended
Jun. 30, 2026
CONTINGENCIES, COMMITMENTS AND RESTRICTIONS ON THE DISTRIBUTION OF PROFITS
CONTINGENCIES, COMMITMENTS AND RESTRICTIONS ON THE DISTRIBUTION OF PROFITS

20.CONTINGENCIES, COMMITMENTS AND RESTRICTIONS ON THE DISTRIBUTION OF PROFITS

The Secured Notes referenced in Note 7.13 are secured by substantially all of the assets located in the United States of Pro Farm Group, Inc. and its U.S. subsidiaries and are guaranteed by BCS Holding Inc., Bioceres Crops do Brasil Ltda., Bioceres Crops S.A., Bioceres Semillas S.A.U., Verdeca LLC, Rasa Holding LLC, Rizobacter Argentina S.A., Rizobacter del Paraguay S.A., Rizobacter do Brasil Ltda., Rizobacter South Africa, Rizobacter Uruguay and Rizobacter USA, LLC.

As of June 30, 2026, pledged assets subject to restrictions on availability are summarized in the table below:

Description	Carrying Amount	Type of debt	Outstanding debt	Type of restriction
IT equipment	116,820	Leasing	250,740	Leasing
Land and buildings	1,171,309	Leasing	9,738,960	Leasing
Land and buildings	4,535,000	Borrowing	1,900,000	Mortgage

In addition, the Group had outstanding guarantee arrangements consisting of an Aval Fertil SGR guarantee with a maximum coverage amount of $1 million and a BIND SGR guarantee with a maximum coverage amount of $2.5 million.